Stockholders’ Equity and Equity-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of equity based compensation by department
Equity-based compensation is classified in the condensed consolidated statements of operations in a manner consistent with the statements of operations’ classification of an employee’s salary and benefits as follows for continuing operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2017	2016	2017	2016
Cost of revenue	$84	$71	$225	$199
Selling and marketing	65	74	175	175
R&D	70	139	249	436
G&A	799	1,124	2,295	3,214
Total equity-based compensation expense	$1,018	$1,408	$2,944	$4,024

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company estimated the fair value of employee stock options using the Black-Scholes option pricing model. The fair values of stock options granted under the 2017 Plan were estimated using the following assumptions:

Three and Nine Months Ended September 30, 2017
Stock price volatility	50%
Expected term (years)	6.3
Risk-free interest rate	2.0%
Dividend yield	0%

Share-based Compensation, Stock Options, Activity
A summary of employee stock option activity for the nine months ended September 30, 2017 under the Company’s 2017 Plan is presented below:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Contractual Term	Aggregate Intrinsic value
Options outstanding as of December 31, 2016	—	$—	—	$—
Granted	691,500	12.78	10.0	165,960
Exercised	—	—	—	—
Forfeited	—	—	—	—
Options outstanding as of September 30, 2017	691,500	$12.78	10.0	$165,960

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of restricted stock units activity for the nine months ended September 30, 2017 under the Company’s 2017 Plan is presented below:

	Number of Shares Underlying Stock Awards	Weighted- Average Grant Date Fair Value
Restricted stock units outstanding as of December 31, 2016	—	$—
Granted	23,000	12.78
Vested	—	—
Forfeited	—	—
Restricted stock units outstanding as of September 30, 2017	23,000	$12.78